UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

7Twelve Balanced Portfolio

Annual Report

December 31, 2013

1-877-525-0712

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear 7Twelve Balanced Portfolio shareholder,

December 31, 2013

Thank you for your investment in the 7Twelve Balanced Portfolio.

The 7Twelve Balanced Portfolio is a fund of funds—twelve exchange traded funds, one mutual fund, and one money market fund. The 7Twelve strategy was created by Craig Israelsen, PhD, a partner in 7Twelve Advisors, LLC.

Our objective is to seek to provide superior risk-adjusted returns when compared to the bond and equity markets. The cornerstone of our investment philosophy is that we invest roughly equally in twelve asset classes (as represented by the fourteen funds in the portfolio) that represent the aggregate of most major investable assets. We equally-weight because we cannot know which asset class will outperform. We do not time the market, nor do we have a preference for any one of the twelve assets besides how they fit into a portfolio. However, we do track and follow each asset closely, mostly to monitor th e correlation of their returns—that is, to see how they compare with each other.

Here is an illustration of how unpredictable asset classes and their corresponding funds can be. See the two colored box groups below. In each box is one of the twelve assets (by asset class, not actual fund) in the 7Twelve Balanced Portfolio and its individual return for the period.* The first group is for the three-month returns through 9/30/13; the second is for three- month returns through 12/31/13. What a difference three months made. We can see graphically that even in the short term returns are widely variable and unpredictable. What do you do when returns are impossible to predict? Our answer: equally weight.

The 7Twelve Balanced Portfolio under-performed the Dow Jones Moderate Portfolio index, which is our benchmark, year- to-date through December 31, 2013. The top 3 performing sub-categories (by a wide margin) were Large, Medium, and Small Cap US stocks. Since US stocks make up only 25% of the 7Twelve strategy, but roughly 60% in our benchmark the

7Twelve strategy underperformed. However, if you examine the last 20 years (1994-2013) in only 4 of those years (1995,

1997, 1998, and 2013) were US stocks the top performing asset of the 7 major asset classes found in the 7Twelve strategy which are US and non US Stocks, US and non US Bonds, Cash, Commodities, and Real Estate. We continue to believe that diversification beyond the traditional two-asset 60% US stock / 40% US bond balanced model may be essential for achieving optimal risk-adjusted returns.

(Portfolio holdings are subject to change at any time and should not be considered investment advice.)

These are the returns at Net Asset Value (without sales charges or other fees) for the 7Twelve Balanced Portfolio 12/31/12 through 12/31/13.**

7Twelve Balanced Portfolio	7.89%
7Twelve Blend***	8.05%
Dow Jones Moderate Portfolio Index	14.45%

Please call me at 615-341-0712 or e-mail me at  amartin@7Twelveadvisors.com if you have any questions about our investment strategy.

— Andrew D. Martin, president, 7Twelve Advisors, LLC

The performance data quoted here represents past performance.  For more current performance information, please call toll-free 877-525-0712. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, sa fety, guarantees or insurance, fluctuation of principal or return, or tax features. 7Twelve Advisors, LLC does not endorse or attest to the validity of the above data. Investment returns and expense ratios are for illustration only and do not constitute a recommendation. Past performance is no guarantee of future returns, nor is there any assurance that our investment objectives will be achieved. Please review a prospect us and all relevant sales literature before making any investment. Had the 7Twelve Balanced Portfolio been purchased with a sales charge the returns would have been lower. The performance data quoted is historical. Current performance may be higher or lower than the performance data quoted . The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemptions of units.

*Returns are not guaranteed and do not represent the return of the 7Twelve Balanced Portfolio. The return of the Twelve Balanced Portfolio is variable and may go down in value. The illustration is for comparison only. Diversification does not guarantee better performance or lower risk.

Notes:  Each of these asset classes has its own set of investment characteristics and risks.  Investors should consider these risks carefully pri or to making any investments.  The referenced asset classes are shown for general market comparison and are not meant to represent that of the 7Twelve Balanced Portfolio. The following are descriptions of each:

Aggregate Bonds: iShares Core Total US Bond Market ETF: AGG-- The investment seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index. The underlying index measures the performance of the total U.S. investment grade bond market.

Cash: Fidelity Institutional Money Market - Money Market Portfolio - Class I: FMPXX--Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category or, if unrated, determined to be of equivalent quali ty by FMR, U.S. Government securities and repurchase agreements.

International Bonds: SPDR Barclays Capital International Treasury Bond ETF: BWX--The SPDR® Barclays Capital International Treasury Bond ETF is to provide investment results that, before fees and expenses, correspond generally to the price and yield perform ance of the Barclays Capital Global Treasury ex-US Capped Index

International Bonds: SPDR Barclays Cap S/T Intl Treasury Bond: BWZ-- The fund seeks to track the Barclays 1-3 Year Global Treasury ex- US Capped Index. It invests at least 80% of total assets in the securities comprising the i ndex or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the index. T he fund is non-diversified.

Commodities: PowerShares DB Commodity Index Tracking Fund: DBC--The investment seeks to track changes, whether positive or negative, in the level of the Deutsche Bank Liquid Commodity index-Optimum Yield Diversified Excess Return. The fund will pursue its investment objective by investing in a portfolio of exchange-traded futures on the commodities comprising the index, or the index commodities.

Developed Markets: iShares MSCI EAFE Index Fund: EFA--The iShares MSCI EAFE Index Fund, and FSIVX--Fidelity Spartan Intl Idx Advtg, seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index.

Emerging Markets: iShares Core MSCI Emerging Markets ETF: IEMG-- The investment seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Investable Market Index. The underlyi ng index is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets.

Natural Resources: iShares S&P North American Natural Resources Sector Index Fund: IGE--The iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. - traded natural resource-related stocks as represented by the S&P North American Natural Resources Sector Index™

Medium Companies: iShares Core S&P Mid-Cap ETF: IJH--The investment seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400®. The underlying index measures the performance of the mid-capitalization sector of the U.S. equity market.

Aggregate Bonds: SPDR Barclays Capital Aggregate Bond Fund: LAG--The SPDR® Barclays Capital Aggregate Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performan ce the Barclays Capital U.S. Aggregate Index.

Medium Companies: SPDR S&P Midcap 400: MDY--The SPDR® S&P MidCap 400 ETF, before expenses, seeks to generally correspond to the price and yield performance of the S&P MidCap 400 Index.

TIPS: iShares Barclays Treasury Inflation Protected Securities Bond Fund: TIP--The iShares Barclays Treasury Inflation Protected Securities Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflat ion-protected sector of the United States Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series -L).

Small Companies: Vanguard Small-Cap Value ETF: VBR--The fund employs an indexing investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies.

Real Estate: Vanguard REIT ETF: VNQ--The fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The index is composed of stocks of publicly traded equity real estate investment trusts.

Large Companies: Vanguard S&P 500 ETF: VOO--The fund employs an indexing investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S . companies.

TIPS: Vanguard Shrt-Term Infl-Prot Sec Idx ETF: VTIP-- The fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index. The index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than five years.

Emerging Markets: Vanguard MSCI Emerging Markets ETF: VWO--The fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Markets Index, while employing a form of sampling to reduce risk.

Sources: Yahoo! Finance, http://fundresearch.fidelity.com,

http://us.ishares.com/product_info/fund/index.htm,

 http://www.invescopowershares.com/products/overview.aspx?ticker=DBC

**Source: Confluence reports- As it is not possible to invest an index, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidit y, safety, guarantees or insurance, fluctuation of principal or return, or tax features.

*** “7Twelve Blend” is a composite of the underlying indexes that make up the 7Twelve strategy and is provided for comparison sake only. (It is not the

7Twelve Balanced Portfolio.) It consists of the following indexes roughly equally-weighted: Barclays Capital 1-3 Month U.S. Tsy Bill, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Global Treasury Ex-US Capped Index, Dow Jones Commodity Index TR, MSCI EAFE, MSCI Emerging Markets Price, S&P NA Nat Res Sector TR, Russell MidCap Value, Barclays Capital U.S. TIP Sec (Series-L), Russell 2500 TR, MSCI US REIT, S&P

500. Source: Confluence Technologies, Inc.

Risk: As with all mutual funds and variable annuities, there is the risk that you could lose money through your investment in the Portfolio.

Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, established companies or the market averages in general.

The real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses.

Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

Fund of Funds:  A mutual fund or portfolio that invests in other mutual funds and exchange traded funds.

VIT Disclosure Statement: The Portfolio is an investment vehicle for variable annuity contracts and may be subject to fees or expenses that are typically charged by these contracts. Please review the insurance contract prospectus for further description of these fees and expenses.  This product is available as a sub-account investment to a variable life insurance policy only and is not offered directly to the general public.

Investors should carefully consider the investment objectives, risks, charges and expenses of the 7Twelve Balanced Portfolio. This and other important information about the Portfolio is contained in the prospectus, which can be obtained by calling 877-525-0712. The prospectus should be read carefully before investing. The 7Twelve Balanced Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA. 7Twelve Advisors, LLC. is not affiliated with Northern Lights Distributors, LLC.  0422-NLD-1/29/2014

7Twelve Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Portfolio's performance figures* for the period ended December 31, 2013, as compared to its benchmarks:

	1 Year	Inception** - December 31, 2013
7Twelve Balanced Portfolio	7.89%	8.08%
Dow Jones U.S. Moderate Portfolio Index	14.45%	11.69%
7Twelve Blend	8.05%	7.60%

Comparison of the Change in Value of a $10,000 Investment

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

** Inception date is April 23, 2012.

Holdings by Asset Class	% of Net Assets
Equity Funds	66.5%
Bond Funds	24.9%
Other, Cash and Cash Equivalents	8.6%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio's holdings.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013
Shares		Value

	BOND FUNDS - 24.9%
44,778	iShares Core Total U.S. Bond Market ETF	$ 4,765,723
21,662	iShares TIPS Bond ETF	2,380,654
41,334	SPDR Barclays International Treasury Bond ETF	2,386,625
66,537	SPDR Barclays Short Term International Treasury Bond ETF	2,376,036
48,388	Vanguard Short-Term Inflation-Protected Securities ETF	2,386,980
	TOTAL BOND FUNDS (Cost - $14,616,708)	14,296,018

	EQUITY FUNDS - 66.5%
	COMMODITY FUND - 8.3%
186,121	PowerShares DB Commodity Index Tracking Fund *	4,774,004

	EMERGING MARKETS - 8.4%
96,236	iShares Core MSCI Emerging Markets ETF	4,793,515

	INTERNATIONAL EQUITY - 8.3%
117,658	Fidelity Spartan International Index Fund	4,785,149

	LARGE CAP GROWTH - 8.3%
28,214	Vanguard S&P 500 ETF	4,772,398

	MID CAP GROWTH - 8.3%
35,514	iShares Core S&P Mid-Cap ETF	4,753,194

	SMALL CAP VALUE - 8.3%
48,941	Vanguard Small-Cap Value ETF	4,765,385

	SPECIALTY - 16.6%
110,167	iShares North American Natural Resources ETF	4,780,146
73,255	Vanguard REIT ETF	4,729,343
		9,509,489

	TOTAL EQUITY FUNDS (Cost - $34,995,299)	38,153,134

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013
Shares		Value

SHORT-TERM INVESTMENTS - 10.3%
5,879,246	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03% **	$ 5,879,246
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,879,246)

	TOTAL INVESTMENTS - 101.7% (Cost - $55,491,253)(a)	$ 58,328,398
	OTHER ASSETS LESS LIABILITIES - NET - (1.7) %	(981,123)
	NET ASSETS - 100.0%	$ 57,347,275
* Non-income producing security.
** Reflects yield at December 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $55,605,965 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,469,470
	Unrealized depreciation:	(747,037)
	Net unrealized appreciation:	$ 2,722,433

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

ASSETS
Investment securities:
At cost	$ 55,491,253
At value	$ 58,328,398
Receivable for Portfolio shares sold	102,349
Interest and dividends receivable	15,650
TOTAL ASSETS	58,446,397

LIABILITIES
Payable for securities purchased	1,013,120
Payable for Portfolio shares repurchased	28,276
Investment advisory fees payable	7,216
Administrative services fees payable	21,647
Distribution (12b-1) fees payable	28,863
TOTAL LIABILITIES	1,099,122
NET ASSETS	$ 57,347,275

NET ASSETS
Paid in capital [$0 par value, unlimited shares authorized]	$ 54,184,454
Undistributed net investment income	266,986
Accumulated net realized gain from security transactions	58,690
Net unrealized appreciation of investments	2,837,145
NET ASSETS	$ 57,347,275

Net Asset Value Per Share:
Net Assets	$ 57,347,275
Total shares outstanding	5,042,724

Net asset value (Net Assets ÷ Shares Outstanding), offering price and
redemption price per share	$ 11.37

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends	$ 720,267
Interest	2,650
TOTAL INVESTMENT INCOME	722,917

EXPENSES
Investment advisory fees	56,933
Administrative services fees	170,800
Distribution (12b-1) fees	227,733
TOTAL EXPENSES	455,466

NET INVESTMENT INCOME	267,451

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from security transactions	69,771
Distributions of realized gains by underlying investment companies	2,278
Net change in unrealized appreciation (depreciation) of investments	2,503,457

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,575,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,842,957

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	December 31, 2013	December 31, 2012 (1)

FROM OPERATIONS
Net investment income	$ 267,451	$ 134,587
Net realized gain (loss) from security transactions	69,771	(5,190)
Distributions of realized gains by underlying investment companies	2,278	2,011
Net change in unrealized appreciation (depreciation) of investments	2,503,457	333,688
Net increase in net assets resulting from operations	2,842,957	465,096

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(135,846)	-
Net realized gains	(10,517)	-
Net decrease in net assets from distributions to shareholders	(146,363)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	39,659,412	17,760,479
Net asset value of shares issued in reinvestment of distributions:	146,363	-
Payments for shares redeemed	(3,192,248)	(188,421)
Net increase in net assets from shares of beneficial interest	36,613,527	17,572,058

INCREASE IN NET ASSETS	39,310,121	18,037,154

NET ASSETS
Beginning of Period	18,037,154	-
End of Period *	$ 57,347,275	$ 18,037,154
*Includes undistributed net investment income of:	$ 266,986	$ 135,718

SHARE ACTIVITY
Shares Sold	3,612,976	1,724,323
Shares Reinvested	13,198	-
Shares Redeemed	(289,264)	(18,509)
Net increase in shares of beneficial interest outstanding	3,336,910	1,705,814

(1)	The 7Twelve Balanced Portfolio commenced operations on April 23, 2012.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the		For the
	Year Ended		Period Ended
	December 31, 2013		December 31, 2012 (1)

Net asset value, beginning of period	$ 10.57		$ 10.00

Activity from investment operations:
Net investment income (2,7)	0.08		0.20
Net realized and unrealized
gain on investments	0.75		0.37
Total from investment operations	0.83		0.57

Less distributions from:
Net investment income	(0.03)		-
Net realized gains	0.00	(3)	-
Total distributions	(0.03)		-

Net asset value, end of period	$ 11.37		$ 10.57

Total return (4)	7.89%		5.70%

Net assets, at end of period (000s)	$ 57,347		$ 18,037

Ratio of expenses to average
net assets (5)	1.20%		1.20%	(6)
Ratio of net investment income
to average net assets (5,7)	0.70%		2.95%	(6)

Portfolio Turnover Rate	34%		7%	(8)

(1)	The 7Twelve Balanced Portfolio commenced operations on April 23, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Less than $0.005 per share.
(4)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and  capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(6) Annualized.
(7)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(8) Not annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.

Organization

The 7Twelve Balanced Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolio is an investment vehicle for variable annuity contracts and flexible premium life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general. The Portfolio commenced operations on April 23, 2012.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “ Fair Value Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2013 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 14,296,018	-	-	$ 14,296,018
Equity Funds	38,153,134	-	-	38,153,134
Short-Term Investments	5,879,246	-	-	5,879,246
Total	$ 58,328,398	-	-	$ 58,328,398

The Portfolio did not hold any Level 2 or Level 3 securities during the year. There were no transfers into or out of Level 1 & Level 2 during the year.  It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting year.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2012, or expected to be taken in the Portfolio’s 2013 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments.  The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Portfolio will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

Investment Advisory Agreement and Other Related Party Transactions

7Twelve Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Portfolio, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by other fund service providers.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.15% of the average daily net assets of the Portfolio.  For the year ended December 31, 2013, the Adviser earned advisory fees of $56,933.

The Trust, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A Shares of the Portfolio.  The Portfolio is authorized to pay AXA Equitable Life Insurance Company compensation for distribution and shareholder services.  The Plan permits the Portfolio to pay a service fee at the annual rate of up to 0.60% of the average net assets of the Portfolio.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The Distributor of the Portfolio is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.  For the year ended December 31, 2013, the Distributor did not receive any underwriting commissions for sales of the Portfolio’s shares.

Pursuant to the terms of an administrative servicing agreement with GFS, the Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.   For the year ended December 31, 2013, the Independent Trustees received fees in the amount of $5,121, collectively, for their service to the Portfolio.  The approved entities may be affiliates of GFS.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

Certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

4.

Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended December 31, 2013, amounted to $45,213,428 and $11,669,039, respectively.

5.

Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act.  As of December 31, 2013, AXA Equitable Life Insurance Company held 98.91% of the voting securities of the 7Twelve Balanced Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by AXA Equitable Life Insurance Company are also owned beneficially.

6.

Tax Components of Capital

The tax character of Portfolio distributions paid for the year ended December 31, 2013 was as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$ 144,172
Long-Term Capital Gain	2,191
$ 146,363

There were no distributions paid for period ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$ 440,388	$ 2,722,433	$ 3,162,821

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships and the tax treatment of short term capital gains.

Permanent book and tax differences, primarily attributable to the reclass of distributions, and adjustments related to partnerships, resulted in reclassification for the year ended December 31, 2013 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$ (337)	$ 337

7.

Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust

and the Shareholders of 7Twelve Balanced Portfolio

We have audited the accompanying statement of assets and liabilities of the 7Twelve Balanced Portfolio (the “Portfolio”), a series of shares of beneficial interest in the Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 23, 2012 (commencement of operations) through December 31, 2012.  These financial statements and financial highlights are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 7Twelve Balanced Portfolio as of December 31, 2013, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period April 23, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 13, 2014

7Twelve Balanced Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the 7Twelve Balanced Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the 7Twelve Balanced Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 7Twelve Balanced Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period** 7/1/13 – 12/31/13
Class A	$ 1,000.00	$ 1,069.80	$ 6.31	1.21%

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.16	$ 6.16	1.21%
Class A

* Expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds.

   Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

** Annualized.

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

Shares Voted

         Shares Voted Against

                 In Favor

               or Abstentions

Mark Garbin

  191,076,081

       7,609,470

Mark D. Gersten

  190,585,659

       8,099,891

John V. Palancia

  190,435,396

       8,250,154

Andrew Rogers

  190,731,148

       7,954,403

Mark H. Taylor

  190,710,362

       7,975,188

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION (Continued) (Unaudited)

December 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2006; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	105

AdvisorOne Funds (16 portfolios) (2004-2013); Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen^ Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	105	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	131

Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	105	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013)

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION (Continued) (Unaudited)

December 31, 2013

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	105	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers 80 Arkay Drive*** Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer , Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	105	Northern Lights Fund Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION (Continued) (Unaudited)

December 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.  For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-525-0712.

12/31/13-NLVT-V2

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Page 2

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not market to its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-525-0712.

INVESTMENT ADVISER

7Twelve Advisors, LLC
1720 West End Avenue, Suite 540
Nashville, TN 37203 USA

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor, Mark Gersten and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $13,000

2012 - $13,000

(b)

Audit-Related Fees

2013 – N/A

2012 – N/A

(c)

Tax Fees

2013 - $2,000

2012 - $2,000

  Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – N/A

2012 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2013

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,000

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/20/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/20/14